Assets Pledged and Received as Collateral (Tables)	12 Months Ended
Mar. 31, 2024
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Carrying Amounts of Assets Pledged as Collateral
The carrying amounts of assets pledged as collateral at March 31, 2024 and 2023 were as follows:

	At March 31,
	2024	2023

	(In millions)
Cash and deposits with banks	¥20,979	¥28,436
Trading assets	2,893,649	2,631,213
Debt instruments at amortized cost	100,861	94,849
Debt instruments at fair value through other comprehensive income	18,760,610	17,817,319
Equity instruments at fair value through other comprehensive income	9,101	4,512
Loans and advances	12,398,554	12,502,342
Others	3,191,138	3,291,524

Total	¥37,374,892	¥36,370,195